Subsidiary Notes Payable	12 Months Ended
Dec. 31, 2025
Subsidiary Notes Payable [Abstract]
Subsidiary Notes Payable

20.	Subsidiary Notes Payable
The subsidiary notes payable was comprised of loans as of December 31, 2025 and 2024 with a balance of $4,916 and $4,111, respectively. It also included convertible notes of $260 as of December 31, 2023. These instruments do not contain embedded derivatives, and therefore, are held at amortized cost.
Loans
In October 2010, Follica entered into a loan and security agreement with Lighthouse Capital Partners VI, L.P. The loan is secured by
Follica’s assets, including Follica’s intellectual property and bears interest at a rate of 5.0% in the interest only period and 12.0% in the repayment period.
Convertible Notes
The activities of the convertible notes were as follows:

	Knode $	Appeering $	Total $
Balance as of January 1, 2023	99	149	248
Accrued interest on convertible notes - finance costs	5	8	13
Balance as of December 31, 2023	104	156	260
Accrued interest on convertible notes - finance costs	5	7	12
Forgiveness of debt – entity dissolution – finance income	(109)	(164)	(273)
Balance as of December 31, 2024	—	—	—
In November 2024, the Group dissolved Knode and Appeering as they were no longer operational entities. As a result, the principal and interest on these notes outstanding were written off in full as of the dissolution date.